EVENTS SUBSEQUENTS TO THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENTS TO THE REPORTING PERIOD

Note 26: - Events Subsequents to the Reporting Period

a.	As for grant of options to the members of the Board of Directors approved by the Board of Directors on January 20, 2020, refer to Note 20d.

b.	As for the private placement closed with the FIMI funds on February 10, 2020 refer to note 25e3.